INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America (“U.S.”)

The Company is incorporated in the Cayman Islands. After the completion of the redomestication merger on August 4, 2011, the Company is deemed to have taken up the tax status of Cogo Maryland for United States federal income tax purposes, and is, accordingly, subject to United States federal income tax at a tax rate of 34%.

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s subsidiaries, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated in Hong Kong are subject to Hong Kong Profits Tax. The applicable profits tax rate is 16.5% for 2010, 2011 and 2012. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress passed the Corporate Income Tax law (the “CIT law”) which revised the PRC statutory income tax rate to 25%. The CIT law was effective on January 1, 2008. Accordingly, the Company’s PRC subsidiaries are subject to income tax at 25% effective from January 1, 2008 unless otherwise specified.

Prior to January 1, 2008, the Company’s subsidiaries located in the Shenzhen Special Economic Zone (“Shenzhen Subsidiaries”) were entitled to the preferential tax rate of 15%. In addition, the Shenzhen Subsidiaries, being production oriented foreign investment enterprises, were each entitled to a tax holiday of two-year tax exemption followed by three-year 50% tax reduction starting from the first profit making year from the PRC tax perspective (“2+3 tax holiday”) under the then effective tax regulations.

The CIT law and its relevant regulations provide a five-year transition period from January 1, 2008 for the Shenzhen Subsidiaries which were established before March 16, 2007 and were entitled to preferential tax rates under the then effective tax regulations, as well as grandfathering certain tax holidays. The transitional tax rates are 22%, 24%, 25% for 2010, 2011 and 2012 onwards, respectively.

Certain subsidiaries located in the Shenzhen Special Economic Zone, including Comtech Broadband SZ, Huameng PRC, Mega Sky SZ and Mega Smart SZ, were each granted a 2+3 tax holiday and were subject to income tax at rates ranging from 0% to 12.5% for the year ended December 31, 2012.

(a)	Income / (loss) before Income Taxes and Provision for Income Taxes

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
U.S.	(1,726)	(10,757)	(14,708)	(13,254)
PRC, excluding Hong Kong	11,048	68,832	50,418	145,418
Hong Kong	(457)	(2,846)	(172,931)	(6,990)
Other foreign jurisdictions	(109)	(683)	(445)	(270)

	8,756	54,546	(137,666)	124,904

The provision for income taxes consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	920	5,732	8,228	13,361
Hong Kong	687	4,280	8,048	3,819
Deferred tax
Hong Kong	(670)	(4,173)	(4,723)	(5,331)

Income tax expense	937	5,839	11,553	11,849

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate	—	—	(471)	(2,123)
Effect of PRC tax holiday	(4,673)	(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction	—	—	(1,617)	—
Tax rate differential for U.S and Hong Kong entities	(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax	27	171	112	68
Change in valuation allowance	629	3,921	(1,544)	5,982
Non-taxable items:
Interest income	(10)	(61)	(63)	(12)
Foreign exchange gain	(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))	—	—	—	(8,939)
Other non-taxable income	(80)	(502)	—	—
Non-deductible items:
Impairment loss of goodwill	—	—	43,146	3,535
Provision for inventory write-down	—	—	—	2,112
Allowance for doubtful accounts	—	—	384	—
Share-based compensation	2,646	16,486	16,679	7,144
Professional fees	—	—	2,462	—
Foreign exchange loss	133	827	—	—
Other non-deductible items	80	499	595	63
Deemed income for income tax purposes	185	1,155	6,915	15
Income tax expense	937	5,839	11,553	11,849

The PRC tax rate has been used because the Company’s principle operations are in the PRC. The effects of the tax holiday are RMB29,113 (USD4,673), RMB33,947 and RMB26,511 for the years ended December 31, 2012, 2011 and 2010, respectively (equivalent to basic earnings per share amount of RMB0.80 (USD0.13), RMB0.92 and RMB0.71 and a diluted earnings per share amount of RMB0.80 (USD0.13), RMB0.92 and RMB0.69 for the years ended December 31, 2012, 2011 and 2010, respectively).

(b)	Deferred Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2012	2012	2011
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(3,412)	(21,254)	(25,427)

Net deferred tax liability	(3,412)	(21,254)	(25,427)

The increase (decrease) in valuation allowance during the years ended December 31, 2012, 2011 and 2010 were RMB3,364 (USD540), RMB(1,544) and RMB5,646, respectively. For the year ended December 31, 2012, there was a derecognition of deferred tax assets and the related valuation allowance of RMB557 (USD89) arising from unutilized tax loss carryforwards in respect of 2012 disposal.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or tax loss carryforwards are utilized.

As of December 31, 2012, for United States federal income tax purposes, the Company had net tax loss carryforwards of approximately USD1,746 which will expire at various dates through 2032.

As of December 31, 2012, the Company’s PRC and Hong Kong subsidiaries had tax loss carryforwards of approximately RMB32,953 (USD5,289) and RMB8,096 (USD1,299), respectively. The tax losses for the PRC subsidiaries amounting to RMB3,728, RMB2,555, RMB1,140, RMB15,357 and RMB10,173 will expire in 2013, 2014, 2015, 2016 and 2017 respectively. The tax loss for the Hong Kong subsidiary does not expire under the current Hong Kong tax legislation.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its non-U.S. subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Company’s plan of reinvesting permanently its earnings in its non-U.S. business, the Company has not provided for deferred income tax liabilities of RMB354,507 (USD56,902) and RMB390,129 (which does not include any potential qualified foreign tax credits or potential PRC dividend withholding taxes), for U.S. federal income tax purposes on its overseas subsidiaries’ undistributed earnings of RMB1,042,669 (USD167,360) and RMB1,147,438 as of December 31, 2012 and 2011, respectively.

(c)	Accounting for unrecognized tax benefits

As of January 1, 2010 and for each of the years ended December 31, 2010, 2011 and 2012, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. Accordingly, no interest or penalties related to unrecognized tax benefits were accrued.

The Company and its subsidiaries file income tax returns in the United States, PRC and Hong Kong. The Company could be subject to U.S. federal income tax examination by tax authorities for years beginning in 2009. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD16). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2007. The tax returns for the Company’s Hong Kong subsidiaries are currently open to examination by the Hong Kong tax authorities for the tax years beginning in 2006.